FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT

4.FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT

4.1.Financial risks management

4.1.1.Overview

The Company's Financial Policies were reviewed and approved at the Board of Directors' meeting held on August 13, 2020. During the review (i) a new Financial Risk Management Policy, which includes concepts, roles and general limits applicable to all other policies was prepared (ii) a new Counterparty and Issuer Risk Policy was prepared (iii) the Debt, Derivative and Cash Management Policies was revised. The purpose of this review is to improve the governance of financial issues and clarify the understanding of concepts and rules by the different target groups for these policies.

As a result of its activities, the Company is exposed to several financial risks, the main factors considered by management are set forth below:

(i)	liquidity;
(ii)	credit;
(iii)	exchange rate;
(iv)	interest rate;
(v)	fluctuations of commodity prices; and
(vi)	capital.

The Management is focused on generating consistent and sustainable results over time, however, arising from external risk factors, unintended level of volatility can influence the Company’s cash flows and income statement.

The Company has policies and procedures for managing market risk which aims:

(i)

reduce,  mitigate or transfer exposure aiming to protect the Company’s cash flows and assets against fluctuations of market prices of raw material and products, exchange rates and interest rates, price and adjustment index ("market risk") or other assets or instruments traded in liquid markets or not to which the value of the assets, liabilities and cash flows are exposed;

(ii)	establish limits and instruments with the purpose of allocating the Company's cash within acceptable credit risk exposure parameters of financial institutions; and
(iii)

optimize the process of hiring financial instruments for protection against exposure to risk, drawing on natural hedges and correlations between the prices of different assets and markets, avoiding any waste of funds used to hiring inefficient transactions. All financial transactions entered into by the Company aim to protect existing exposures, with the assumption of new risks prohibited, except those arising from its operating activities.

Hedging instruments are hired exclusively for hedging purposes and are based on the following terms:

(i)	cash flow protection against currency mismatch;
(ii)	revenue flow protection for debt settlement and interest to fluctuation of interest rate and currencies; and
(iii)	fluctuation in pulp price and other supplies related to production.

Treasury team is responsible for identification, evaluating and seeking protection against possible financial risk. Board of Directors approves the financial policies that establish the principles and guidance for global risk management, the areas involved in these activities, the use of derivative and non-derivative financial instruments and the allocation of cash surplus.

The Company uses the most liquid financial instruments, and:

(i)	does not hired leveraged transactions or with other forms of embedded options that change its purpose of protection (hedge);
(ii)	does not have double indexed debt or other forms of implied options; and
(iii)	does not have any transaction that require margin deposits or other forms of collateral for counterparty credit risk.

The Company does not adopt hedge accounting. Therefore, gains and losses from derivative operations are fully recognized in the statements of income, as disclosed in Note 27.

4.1.2.Rating

All transactions with financial instruments are recognized for accounting purposes and classified in the following categories:

		December 31,	December 31,
	Note	2020	2019
Assets
Amortized cost
Cash and cash equivalents	5	6,835,057	3,249,127
Trade accounts receivable	7	2,915,206	3,035,817
Other assets		974,265	563,993
		10,724,528	6,848,937
Fair value through other comprehensive income
Other investments	14	26,338	20,048
		26,338	20,048

Fair value through profit or loss
Derivative financial instruments	4.5.1	1,341,420	1,098,972
Marketable securities	6	2,396,857	6,330,334
		3,738,277	7,429,306
		14,489,143	14,298,291
Liabilities
Amortized cost
Loans, financing and debentures	18.1	72,899,882	63,684,326
Lease liabilities	19.2	5,191,760	3,984,070
Liabilities for assets acquisitions and subsidiaries	23	502,228	541,615
Trade accounts payable	17	2,361,098	2,376,459
Other liabilities		459,684	578,061
		81,414,652	71,164,531
Fair value through profit or loss
Derivative financial instruments	4.5.1	8,117,400	2,917,913
		8,117,400	2,917,913
		89,532,052	74,082,444
		75,042,909	59,784,153

4.1.3.Fair value of loans and financing

The financial instruments are recognized at their contractual amounts. Derivative financial instrument agreements, used exclusively for hedging purposes, are measured at fair value.

In order to determine the market values of financial instruments traded in public and liquid markets, the market closing prices were used at the balance sheet dates. The fair value of interest rate and indexes swaps is calculated as the present value of their future cash flows discounted at the current interest rates available for operations with similar remaining terms and maturities. This calculation is based on the quotations of B3 and ANBIMA for interest rate transactions in Brazilian Reais and the British Bankers Association and Bloomberg for London Interbank Offered Rate (“LIBOR”) rate transactions. The fair value of forward or forward exchange agreements is determined using the forward exchange rates prevailing at the balance sheet dates, in accordance with B3 prices.

In order to determine the fair value of financial instruments traded in over-the-counter or unliquidated markets, a number of assumptions and methods based on normal market conditions and not for liquidation or forced sale, are used at each balance sheet date, including the use of option pricing models such as Garman-Kohlhagen, and estimates of discounted future cash flows. The fair value of agreements for the fixing of oil bunker prices is obtained based on the Platts index.

The result of the trading of financial instruments is recognized at the closing or hiring dates, where the Company undertakes to buy or sell these instruments. The obligations arising from the hiring of financial instruments are eliminated from our financial statements only when these instruments expire or when the risks, obligations and rights arising there from are transferred.

The estimated fair values of loans and financing are set forth below:

	Yield used	December 31,	December 31,
	to discount	2020	2019
Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	43,703,482	30,066,087
Estimated to present value
In foreign currency
Export credits (“Pre-payment”)	LIBOR	20,546,778	17,213,963
Export credits (“ACC/ACE”)	DDI		575,521
In local currency
BNP – Forest Financing	DI 1		193,646
BNDES – TJLP	DI 1	1,399,177	1,895,959
BNDES – TLP	DI 1	647,235	535,812
BNDES – Fixed	DI 1	76,732	113,979
BNDES – Selic (“Special Settlement and Custody System”)	DI 1	960,215	693,969
BNDES - Currency basket	DI 1	27,239	54,420
CRA (“Agribusiness Receivables Certificate”)	DI 1/IPCA	3,286,792	6,039,983
Debentures	DI 1	5,498,793	5,534,691
FINAME (“Special Agency of Industrial Financing”)	DI 1		14,168
FINEP (“Financier of Studies and Projects”)	DI 1		5,138
NCE (“Export Credit Notes”)	DI 1	1,322,813	1,445,383
NCR (“Rural Credit Notes”)	DI 1	283,702	288,122
Export credits (“Pre-payment”)	DI 1	1,490,242	1,464,798
FDCO (“West Center Development Fund”)	DI 1		571,904
		79,243,200	66,707,543

The Management considers that for its other financial liabilities measured at amortized cost, its book values approximate to their fair values and therefore the information on their fair values is not being presented.

4.2.Liquidity risk

The Company’s guidance is to maintain a strong cash and marketable securities position to meet its financial and operating obligations. The amount kept as cash is used for payments expected in the normal course of its operations, while the cash surplus amount is invested in highly liquid financial investments according Cash Management Policy.

The cash position is monitored by the Company’s senior management, by means of management reports and participation in performance meetings with determined frequency. In the year ended December 31, 2020, the impacts in cash and marketable securities were as expected and the Company believes that, even with the impact of the devaluation of the real against the U.S. Dollars caused by the pandemic of COVID-19, payments of derivative instruments that matured in this period were offset by higher generation of operating cash.

As material fact disclosed to the market on February 14, 2020, the Company, voluntarily prepaid the principal amount of U.S.$750,000 (equivalent, on the transaction date, to R$3,240,229), related to an export prepayment, with quarterly interest payments of 1.15% p.a. plus quarterly LIBOR, which was scheduled to mature in February 14, 2023. At the same time, the Company entered into a new transaction related to an export prepayment in the amount of U.S.$850,000 (equivalent, on the transaction date, to R$3,672,259), of 1.15% p.a. plus quarterly LIBOR, which was scheduled to mature in February 13, 2026. Furthermore, as material fact disclosed to the market on February 28, 2020, the Company through its wholly-owned subsidiary Suzano Trading Ltd. ("Suzano Trading") exercised its right to redeem all of the outstanding aggregate principal amount of the 5.875% p.a. senior notes issued by it and guaranteed by Suzano due January 2021 ("2021 Notes") currently outstanding, in the total aggregate principal amount of U.S.$189,630.

Such transactions were performed under market conditions, considered attractive by the Company, and even though they were carried out before the crisis caused by the COVID-19 pandemic, they were in line with the debt management strategy based on cost reduction and extension of the term portfolio, thus reinforcing our liquidity position.

In line with the announcement to the market on March 30, 2020, there was a disbursement of U.S.$500,000 (equivalent to R$2,638,221 on the transaction date) of its revolving credit facility maintained with certain financial institutions, of 1.30% plus quarterly LIBOR and maturity in February 2024. The disbursement is in line with the preventive measures that the Company has been taking to mitigate eventual impacts resulting from the COVID-19 pandemic and to bring even more strength to the liquidity position of the Company. On August 13, 2020, the Company announcement the market that returned in advance this revolving credit facility and such resources are fully available as a source of additional liquidity for the Company, if necessary.

All derivatives financial instruments were in the over-the-counter derivatives and do not require deposit of guarantee margins.

The remaining contractual maturities of financial liabilities are disclosed at the date of this financial information reporting date. The amounts as set forth below, consist in the undiscounted cash flows and include interest payments and exchange rate variation, and therefore may not be reconciled with the amounts disclosed in the balance sheet.

	December 31,
	2020
	Total book	Total future	Up to 1	1 - 2	2 - 5	More than
	value	value	year	years	years	5 years
Liabilities
Trade accounts payables	2,361,098	2,361,098	2,361,098
Loans, financing and debentures(1)	72,899,882	101,540,320	4,034,595	6,619,518	36,751,023	54,135,184
Lease liabilities	5,191,760	9,552,075	620,177	806,560	2,198,419	5,926,919
Liabilities for asset acquisitions and subsidiaries	502,228	573,920	116,376	112,155	253,419	91,970
Derivative financial instruments(1)	8,117,400	10,868,858	1,999,811	1,296,199	4,133,320	3,439,528
Other liabilities	459,684	459,684	360,916	98,768
	89,532,052	125,355,955	9,492,973	8,933,200	43,336,181	63,593,601

1) The variation is due to the increase in the exchange rate variation in the year ended December 31, 2020.

	December 31,
	2019
	Total book	Total future	Up to 1	1 - 2	2 - 5	More than
	value	value	year	years	years	5 years
Liabilities
Trade accounts payables	2,376,459	2,376,459	2,376,459
Loans, financing and debentures	63,684,326	89,708,210	8,501,278	5,692,149	29,088,292	46,426,491
Lease liabilities	3,984,070	7,109,966	559,525	1,426,011	1,186,386	3,938,044
Liabilities for asset acquisitions and subsidiaries	541,615	618,910	103,132	101,149	315,989	98,640
Derivative financial instruments	2,917,913	8,299,319	1,488,906	415,791	1,258,200	5,136,422
Other liabilities	578,061	578,061	456,338	121,723
	74,082,444	108,690,925	13,485,638	7,756,823	31,848,867	55,599,597

4.3.Credit risk management

It is related to the possibility of non-compliance with the counterparty commitment in an operation. Credit risk is managed on a group and arises from cash equivalents, marketable securities, derivative financial instruments, bank deposits, Bank Deposit Certificates ("CDB"), fixed income box, repurchase agreements, letters of credit, insurance, receivable terms of customers, advances to suppliers for new projects, among others.

4.3.1.Trade accounts receivable and advances to supplier

As a result of the crisis caused by COVID-19, the Company started to accept requests for the extension of customer invoices, limiting these postponements to those invoices close to maturity, with due interest charges. However, in July 2020, the Company began to receive fewer requests for extensions, returning to levels prior to the crisis.

Most of the customers who requested extension are related to the domestic market in the paper segment and do not represent a significant amount compared to the Company's total accounts receivable.

The internal analyzes and credit metrics do not demonstrate that these delays may have a significant impact on the Company's liquidity position. There was also an increase in delays in Latin America, however, for this region, the Company has credit insurance policies that mitigate most of the risks arising from the default of its customers.

The Company has commercial and credit policies aimed at mitigating any risks arising from its customers' default, mainly through hiring of credit insurance policies, bank guarantees provided by first-tier banks and collaterals according to liquidity. Moreover, portfolio customers are subject to internal credit analysis aimed at assessing the risk regarding payment performance, both for exports and for domestic sales.

For customer credit assessment, the Company applies a matrix based on the analysis of qualitative and quantitative aspects to determine individual credit limits to each customer according to the identified risk.  Each analyze is submitted for approval according to established hierarchy and, if applicable, to approval from the Management’s meeting and the Credit Committee.

The risk classification of trade accounts receivable is set forth below:

	December 31,	December 31,
	2020	2019
Low (1)	2,813,038	2,775,364
Average (2)	54,115	168,836
High (3)	89,942	133,613
	2,957,095	3,077,813
1)	Current and overdue to 30 days.
2)	Overdue between 30 and 90 days.
3)	Overdue more than 90 days.

Part of the amounts above does not consider the expected credit losses calculated based on the provision matrix of R$41,889 and R$41,996 as of December 31, 2020 and 2019, respectively.

4.3.2.Banks and financial institutions

The Company, in order to mitigate credit risk, maintains its financial operations diversified among banks, with a main focus on first-tier financial institutions classified as high-grade by the main risk rating agencies.

The book value of financial assets representing the exposure to credit risk is set forth below:

	December 31,	December 31,
	2020	2019
Cash and cash equivalents	6,835,057	3,249,127
Marketable securities	2,396,857	6,330,334
Derivative financial instruments	986,526	830,426
	10,218,440	10,409,887

The counterparties, substantially financial institutions, in which transactions are performed classified under cash and cash equivalents, marketable securities and derivatives financial instruments, are rated by the rating agencies. The risk rating is set forth below:

	Cash and cash equivalents and
	marketable securities		Derivative financial instruments
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Risk rating (1)
AAA		190,360	17,412
AA-		56,388	417,510
A+		606,757	1,617	27,363
A		188,458	73,135	165,851
A-		211,238	130,546	222,761
brAAA	7,704,501	7,153,079	305,311	404,693
brAA+	163,955	745,177	32	9,758
brAA	836,546	372,188	40,963
brAA-	278,712	23,050
brA	240,382	17,847
Others	7,818	14,919
	9,231,914	9,579,461	986,526	830,426
1)	We use the Brazilian Risk Rating and the rating is given by agencies Fitch Ratings, Standard & Poor’s and Moody’s.

4.4.Market risk management

The Company is exposed to several market risks, mainly, related to fluctuations in exchange rate variation, interest rates, inflation rates and commodity prices that may affect its results and financial situation.

To mitigate the impacts, the Company has processes to monitor exposures and policies that support the implementation of risk management.

The policies establish the limits and the instruments to be implemented for the purpose of:

(i)	protecting cash flow due to currency mismatch;
(ii)	mitigating exposure to interest rates;
(iii)	reducing the impacts of fluctuation in commodity’s prices; and
(iv)	change of debt indexes.

The market risk management comprises the identification, the assessment and the implementation of the strategy, with the effective hiring of adequate financial instruments.

4.4.1.Exchange rate risk management

The fundraising financing and the currency hedge policy of the Company are guided considering substantial part of net revenue arises from exports with prices negotiated in U.S.Dollar, while substantial part of the production costs is attached to the Brazilian Real. This structure allows the Company to hired export financing in U.S.Dollar and to reconcile financing payments with the cash flows of receivables from sales in foreign market, using the international bond market as an important portion of its capital structure, and providing a natural cash hedge for these commitments.

Moreover, the Company hires U.S.Dollar selling transactions in the futures markets, including strategies involving options, to ensure attractive levels of operating margins for a portion of revenue.  Such transactions are limited to a percentage of the net surplus foreign currency over an 18‑months' time horizon and therefore, are matched to the availability of currency for sale in the short term.

The net exposure of assets and liabilities in foreign currency which is substantially in U.S. Dollars, is set forth below:

	December 31,	December 31,
	2020	2019
Assets
Cash and cash equivalents	6,370,201	2,527,834
Trade accounts receivables	1,938,614	2,027,018
Derivative financial instruments	621,385	9,440,141
	8,930,200	13,994,993

Liabilities
Trade accounts payables	(492,617)	(1,085,207)
Loans and financing	(58,145,087)	(45,460,138)
Liabilities for asset acquisitions and subsidiaries	(313,022)	(288,172)
Derivative financial instruments	(6,994,363)	(11,315,879)
	(65,945,089)	(58,149,396)
Net liability exposure	(57,014,889)	(44,154,403)

4.4.1.1.Sensitivity analysis – foreign exchange rate exposure – except financial instruments derivatives

For market risk analysis, the Company uses scenarios to jointly evaluate assets and liabilities positions in foreign currency, and the possible effects on its results. The probable scenario represents the amounts recognized, as they reflect the translation into Brazilian Reais on the base date of the balance sheet (R$ to U.S.$ = R$5.1967).

This analysis assumes that all other variables, particularly, the interest rates, remains constant. The other scenarios considered the appreciation/depreciation of the Brazilian real against the U.S.$. at the rates of 25% and 50%, before taxes.

The following table set forth the potential impacts in absolute amounts:

	December 31,
	2020
	Effect on profit or loss and equity
	Probable	Possible	Remote
	(base value)	(25%)	(50%)
Cash and cash equivalents	6,370,201	1,592,550	3,185,101
Trade accounts receivable	1,938,614	484,654	969,307
Trade accounts payable	(492,617)	(123,154)	(246,309)
Loans and financing	(58,145,087)	(14,536,272)	(29,072,544)
Liabilities for asset acquisitions and subsidiaries	(313,022)	(78,256)	(156,511)

4.4.1.2.Sensitivity analysis – foreign exchange rate exposure – financial instruments derivatives

The Company contracts sales operations of U.S. Dollar in the futures markets, including strategies with options, in order to ensure attractive levels of operating margins for a portion of revenue. These operations are limited to a percentage of the net foreign exchange surplus over the 18-month horizon and, therefore, are attached to the availability of ready-to-sell foreign exchange in the short term.

Due to pandemic COVID-19 and the effects on all global economies over the past 12 months, financial markets have experienced volatility throughout the period with a strong sense of aversion to risk, with a consequent substantial devaluation of the Real against the U.S. Dollars.

For the calculation of mark-to-market (“MtM”) the PTAX of the penultimate business day of the quarter was used, in December 2019 it was R$4.0307 and in December 2020 it was R$5.1967, with an increase of 29%. These market movements caused a negative impact on the mark-to-market hedge position entered by the Company.

This analysis assumes that all other variables, particularly, the interest rates, remains constant. The other scenarios considered the appreciation/depreciation of the Brazilian real against the U.S.$. at the rates of 25% and 50%, before taxes, from the base scenario of December 31, 2020.

It is important to mention that the impact caused by fluctuations in the exchange rate, whether positive or negative, will also affect the hedged asset. Therefore, even though there was a negative impact on the fair value of derivative transactions in the year due to the COVID-19 pandemic, this impact was partially offset by the positive effect on the Company's cash flow. In addition, considering that hedge contracts are limited by the policy in a maximum of 75% of the total exposure in U.S. Dollars, the exchange rate devaluation will always benefit, in a net way, the Company's cash generation in the long run.

The following table set forth the potential impacts assuming these scenarios:

	December 31,
	2020
	Effect on profit or loss and equity
	Probable	Possible	Remote	Possible	Remote
	(base value)	(+25%)	(+50%)	(-25%)	(-50%)
	5.1967	6.4959	7.7951	3.8975	2.5984
Financial instruments derivatives
Derivative Non-Deliverable Forward (‘NDF’)	7,948	(102,756)	(205,512)	102,756	205,512
Derivative options	(780,896)	(3,386,080)	(7,232,365)	3,253,805	7,301,982
Derivative swaps	(6,503,859)	(4,436,537)	(8,873,083)	4,436,554	8,873,100

4.4.2.Interest rate risk management

Fluctuations in interest rates may imply effects of increased or reduced costs on new loans and operations already contracted.

The Company is constantly looking for alternatives for the use of financial instruments in order to avoid negative impacts on its cash flow.

Considering the extinction of LIBOR over the next few years, the Company is evaluating its contracts with clauses that envisage the discontinuation of the interest rate. Most debt contracts linked to LIBOR have some clause to replace this rate with a reference index or equivalent interest rate and, for contracts that do not have a specific clause, a renegotiation will be carried out between the parties. Derivative contracts linked to LIBOR provide for a negotiation between the parties for the definition of a new rate or an equivalent rate will be provided by the calculation agent.

It is worth mentioning that the clauses related to replacement of the indexes in the Company's debt contracts indexed to LIBOR, establish that any replacement of the indexation rate in the contracts can only be evaluated in two circumstances (i) after the communication from an official government entity with formalization of the replacement/extinguishment of the effective rate of the contract, and this communication must define the exact date on which LIBOR will be extinguished and / or (ii) syndicated operations begin to be executed at a rate indexed to the Secured Overnight Financing Rate (“SOFR”). Therefore, the negotiation of debt contracts and its related derivatives will be started  after these events.

The Company has mapped all contracts subject to IBOR reform that have yet to transition to an alternative benchmark rate and as of December 31, 2020 the Company has R$20,118,831 related to loan and financing contracts and R$1,567,520 related to derivative contracts and so far, it awaits the event of official extinction of LIBOR to start negotiating its contracts with counterparties.

The Company understands that it will not be necessary to change the risk management strategy due to the change in the indexes of the financial contracts linked to LIBOR.

The Company believes it is reasonable to assume that the negotiation of the indexes in its contracts, when the official trigger allows, will move towards to the replacement of LIBOR by SOFR, because the available information indicates that SOFR will be the new interest rate adopted by the capital market. Based on the information available, the Company does not expect to have significant impact on its debts and derivatives linked to LIBOR.

4.4.2.1.Sensitivity analysis – exposure to interest rates – except financial instruments derivatives

For market risk analysis, the Company uses scenarios to evaluate the sensitivity that variations in operations impacted by the rates: Interbank Deposit Rate (“CDI”), Long Term Interest Rate (“TJLP”), Special System for Settlement and Custody ("SELIC") and the London Interbank Offered Rate (“LIBOR”) which may impact the results. The probable scenario represents the amounts already booked, as they reflect the best estimate of the Management.

This analysis assumes that all other variables, particularly exchange rates, remain constant. The other scenarios considered appreciation/depreciation of 25% and 50% in the market interest rates.

The following table set forth the potential impacts in absolute amounts:

	December 31,
	2020
	Effect on profit or loss and equity
		Possible	Remote
	Probable	(25%)	(50%)
CDI/SELIC
Cash and cash equivalents	115,032	546	1,093
Marketable securities	2,396,857	11,385	22,770
Loans and financing	9,715,511	46,149	92,297

TJLP
Loans and financing	1,553,635	17,673	35,345

LIBOR
Loans and financing	18,923,543	11,277	22,555

4.4.2.2.Sensitivity analysis – exposure to interest rates – financial instruments derivatives

This analysis assumes that all other variables remain constant. The other scenarios considered appreciation/depreciation of 25% and 50% in the market interest rates.

The following table set forth the potential impacts assuming these scenarios:

	December 31,
	2020
	Effect on profit or loss and equity
		Probable	Remote	Probable	Remote
	Probable	(+25%)	(+50%)	(-25%)	(-50%)
CDI
Financial instruments derivatives
Liabilities
Derivative Non-Deliverable Forward (‘NDF’)	7,948	(2,409)	(4,786)	2,442	4,916
Derivative options	(780,896)	(43,105)	(85,545)	43,800	88,323
Derivative swaps	(6,503,859)	(22,941)	(45,441)	23,367	47,086
LIBOR
Financial instruments derivatives
Liabilities
Derivative swaps	(6,503,859)	45,349	90,699	(45,364)	(90,726)

4.4.2.3.Sensitivity analysis for changes in the consumer price index of the US economy

For the measurement of the probable scenario, the United States Consumer Price Index (US-CPI) was considered on December 31, 2020. The probable scenario was extrapolated considering an appreciation/depreciation of 25% and 50% in the US-CPI to define the possible and remote scenarios, respectively, in absolute amounts.

	December 31,
	2020
	Impact of an increase/decrease of
	US-CPI on the fair value
	Probable	Possible	Remote
	(base value)	(25%)	(50%)
	2.16%	2.70%	3.24%
Embedded derivative in forestry partnership and standing wood supply agreements	354,900	(158,373)	(324,287)

4.4.3.Commodity price risk management

The Company is exposed to commodity prices that reflect mainly on the pulp sale price in the foreign market. The dynamics of opening and closing production capacities in the global market and the macroeconomic conditions may have an impact on the Company´s operating results.

Through a specialized team, the Company monitors the pulp price and analyses future trends, adjusting the forecast that aims to assisting preventive measures to properly conduct the different scenarios. There is no liquid financial market to sufficiently mitigate the risk of a material portion of the Company's operations. Pulp price protection operations available on the market have low liquidity and low volume and large distortion in price formation. No relevant changes were observed in relation to pulp prices and future markets related to this index due to the crisis caused by the pandemic of COVID-19.

The Company is also exposed to international oil prices, which is reflected on logistical costs for selling to the export market. In this case, the Company assess, when comprehend necessary, hiring derivative financial instruments to set marine fuel price. The crisis caused by the COVID-19 pandemic significantly impacted the global demand for oil and its derivatives, which caused a substantial devaluation of the prices of these assets in the spot and future markets, during the first quarters of 2020. In this context, and considering attractive market conditions, the Company increased its marine fuel hedge position in line with its hedge strategy and policies and set a good part of its exposure at levels below the estimated price levels for the 2020 budget.

In the year ended December 31, 2020, the contracted position to hedge its logistics costs was purchased in the amount of US$37,757 (US$0.3645 as of December 31, 2019).

4.4.3.1.Commodity price risk management

This analysis assumes that all other variables, except price risk, remain constant. The other scenarios considered appreciation/depreciation of 25% and 50% of oil price in the market.

The following table set forth the potential impacts assuming these scenarios:

	December 31,
	2020
	Impact of an increase/decrease of price risk
	Probable
	(base value)	Possible (25%)	Remote (50%)
VLSFO/Brent derivative	15,759	43,614	87,227

4.5.Derivative financial instruments

The Company determines the fair value of derivative contracts, which differ from the amounts realized in the event of early settlement due to bank spreads and market factors at the time of quotation. The amounts presented by the Company are based on an estimate using market factors and use data provided by third parties, measured internally and compared to calculations performed by external consultants.

Fair value does not represent an obligation for immediate disbursement or cash receipt, given that such effect will only occur on the dates of contractual fulfillment or on the maturity of each transaction, when the result will be determined, depending on the case and market conditions on the agreed dates.

A summary of the methodologies used for purposes of determining fair value by type of instrument is presented below:

(i)

Swap: the future value of the asset and liability are estimated by the cash flows projected by the market interest rate of the currency in which the tip of the swap is denominated. The present value of the US dollar-denominated tip is measured using the discount using the exchange coupon curve (the remuneration, in US dollars, of the Reais invested in Brazil) and in the case of the BRL-denominated tip, the discount is made using Brazil's interest curve, being the future curve of the DI, considering both the credit risk of the Company and the counterparty. The exception is pre-fixed contracts x US$ where the present value at the tip denominated in US$ is measured through the discount using the LIBOR curve, disclosed by Bloomberg. The fair value of the contract is the difference between these two points. Interest rate curves were obtained from B3.

(ii)

Options (Zero Cost Collar): the fair value was calculated based on the Garman-Kohlhagen model, considering both Company’s and the counterparty credit risk. Volatility information and interest rates are observable and obtained from B3 exchange information to calculate the fair values.

(iii)

Non-deliverable forward (NDF): a projection of the future currency quote is made, using the exchange coupon curves and the future DI curve for each maturity. Next, it is verified the difference between this quotation obtained and the rate that was contracted for the operation, considering the credit risk of the Company and the counterparty. This difference is multiplied by the notional value of each contract and brought to present value by the future DI curve. Interest rate curves were obtained from B3.

(iv)

Swap US-CPI: liability cash flows are projected by the US inflation curve US-CPI, obtained by the implicit rates for inflation-linked US securities (“Treasury Protected against Inflation - TIPS”), disclosed by Bloomberg. Cash flows from the asset components are projected at the fixed rate implicit in the embedded derivative. The fair value of the embedded derivative is the difference between the two components, adjusted to present value by the curve of the exchange coupon obtained from B3.

(v)

Swap VLSFO/Brent (marine fuel): a future projection of the asset price is made, using the future price curve disclosed by Bloomberg. Next, it is verified the difference between this projection obtained and the rate that the operation was contracted, considering both of Company’s and counterpart’s credit risk. This difference is multiplied by the notional value of each contract and adjusted to present value by the LIBOR curve disclosed by Bloomberg.

The yield curves used to calculate the fair value in December 31, 2020, are as set forth below:

Interest rate curves
Term	Brazil	United States of America	Dollar coupon
1 month	1.92 % p.a.	0.14 % p.a.	4.95 % p.a.
6 months	2.11 % p.a.	0.20 % p.a.	1.56 % p.a.
1 year	2.86 % p.a.	0.19 % p.a.	1.20 % p.a.
2 years	4.19 % p.a.	0.20 % p.a.	1.01 % p.a.
3 years	5.08 % p.a.	0.25 % p.a.	0.99 % p.a.
5 years	6.05 % p.a.	0.44 % p.a.	1.16 % p.a.
10 years	7.20 % p.a.	0.95 % p.a.	1.56 % p.a.

4.5.1.Outstanding derivatives by type of contract, including embedded derivatives

The positions of outstanding derivatives are set forth below:

	Notional value in U.S.$		Fair value
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Instruments contracted with protection strategy
Operational Hedge
Zero Cost Collar (1)	3,212,250	3,425,000	(780,457)	67,078
NDF (R$ x US$)	80,000		7,948

Debt hedge
Interest rate hedge
Swap LIBOR to Fixed (U.S.$) (1)	3,683,333	2,750,000	(1,059,192)	(444,910)
Swap IPCA to CDI (notional in Reais)	843,845	843,845	285,533	233,255
Swap IPCA to Fixed (U.S.$)	121,003	121,003	(114,834)	30,544
Swap CDI x Fixed (U.S.$) (1)	2,267,057	3,115,614	(4,977,309)	(1,940,352)
Pre-fixed Swap to U.S.$ (U.S.$)	350,000	350,000	(508,328)	(33,011)

Commodity Hedge
Swap US-CPI standing wood (U.S.$) (2)	646,068	679,485	354,900	268,547
Swap VLSFO/Brent	37,757	365	15,759	(92)
			(6,775,980)	(1,818,941)

Current assets			484,043	260,273
Non-current assets			857,377	838,699
Current liabilities			(1,991,118)	(893,413)
Non-current liabilities			(6,126,282)	(2,024,500)
			(6,775,980)	(1,818,941)

1)The variation is due to the increase in the exchange rate in the year ended December 31, 2020.

2)The embedded derivative refers to swap contracts for the sale of US-CPI variations within the term of the forest partnership and standing wood supply contracts.

The current contracts and the respective protected risks are set forth below:

(i)

Swap CDI x Fixed US$: positions in conventional swaps exchanging the variation in the Interbank Deposit rate (“DI”) for a fixed rate in United States Dollars (“US$”). The objective is to change the debt index in Reais to US$, in compliance with the Company's natural exposure of receivables in US$.

(ii)

Swap IPCA x CDI: positions in conventional swaps exchanging variation of the Amplified Consumer Price Index (“IPCA”) for DI rate. The objective is to change the debt index in Reais, in compliance with the Company's cash position in Reais, which is also indexed to DI.

(iii)

IPCA swap x Fixed US$: positions in conventional swaps exchanging variation of the IPCA for a fixed rate in US$. The objective is to change the debt index in Reais to US$, in compliance with the Company's natural exposure of receivables in US$.

(iv)	Swap LIBOR x Fixed US$: positions in conventional swaps exchanging post-fixed rate (LIBOR) for a fixed rate in US$. The objective is to protect the cash flow from changes in the US interest rate.
(v)

Pre Fixed Swap R$ x Fixed US$: positions in conventional swaps a fixed rate in Reais for a fixed rate in US$. The objective is to change the exposure of debts in Reais to US$, in compliance with the Company's natural exposure of receivables in US$.

(vi)

Zero-Cost Collar: positions in an instrument that consists of the simultaneous combination of purchase of put options and sale of call options of US$, with the same principal and maturity value, with the objective of protecting the cash flow of exports. In this strategy, an interval is established where there is no deposit or receipt of financial margin on position adjustments. The objective is to protect the cash flow of exports against decrease Real.

(vii)	NDF - Non Deliverable Forward: positions sold in futures contracts of US$ with the objective of protecting the cash flow of exports against the decrease in the Real.
(viii)	Swap Very Low Sulphur Fuel Oil (“VLSFO”)/Brent(oil): oil purchase positions, with the objective of protecting logistical costs related to ocean freight contracts, against the increase in oil prices.
(ix)	Swap US-CPI: The embedded derivative refers to sale swap contracts of variations of US-CPI within the terms of the forest partnership and standing wood supply contracts.

The COVID-19 pandemic negatively impacted the financial markets and, consequently, caused increased volatility throughout the year, devaluing the Real against the US Dollar by 40%, as previously mentioned. The variation in the fair value of derivatives for the year ended December 31, 2020 compared to the fair value measured on December 31, 2019 is explained substantially by this significant devaluation of the local currency. There were also less significant impacts caused by the variation in the Pre, Foreign Exchange Coupon and LIBOR curves in transactions.

It is important to highlight that, the outstanding agreements in the year ended December 31, 2020, are over-the-counter market, without any kind of guarantee margin or early settlement clause forced by changes from mark to market, including possible variations caused by the COVID-19 pandemic.

4.5.2.Fair value by maturity schedule

	December 31,	December 31,
	2020	2019
2020		(633,644)
2021	(1,507,075)	98,850
2022	(918,030)	(154,734)
2023	(433,195)	185,209
2024	(705,859)	(197,718)
2025	(1,684,124)	(606,827)
2026 onwards	(1,527,697)	(510,077)
	(6,775,980)	(1,818,941)

4.5.3.Outstanding of assets and liabilities derivatives positions

The outstanding derivatives positions are set forth below:

	Notional value			Fair value
		December 31,	December 31,	December 31,	December 31,
	Currency	2020	2019	2020	2019
Debt hedge
Assets
Swap CDI x Fixed (U.S.$)	R$	8,594,225	11,498,565	719	11,673,117
Swap Pre-Fixed to U.S.$ (U.S.$)	R$	1,317,226	1,317,226	136,192	1,478,336
Swap LIBOR x Fixed (U.S.$)	US$	3,683,333	2,750,000	61,120	11,063,970
Swap IPCA x CDI	IPCA	974,102	933,842	285,533	1,093,067
Swap IPCA x U.S.$	IPCA	520,973	499,441		579,307
				483,564	25,887,797
Liabilities
Swap CDI x Fixed (U.S.$)	US$	2,267,057	3,115,614	(4,978,028)	(13,613,469)
Swap LIBOR x Fixed (U.S.$)	US$	350,000	350,000	(644,520)	(1,511,347)
Swap LIBOR x Fixed (U.S.$)	US$	3,683,333	2,750,000	(1,120,312)	(11,508,880)
Swap IPCA x CDI	R$	843,845	843,845		(859,812)
Swap IPCA x U.S.$	US$	121,003	121,003	(114,834)	(548,763)
				(6,857,694)	(28,042,271)
				(6,374,130)	(2,154,474)
Operational hedge
Zero cost collar (U.S.$ x R$)	US$	3,212,250	3,425,000	(780,457)	67,078
NDF (R$ x U.S.$)	US$	80,000		7,948
				(772,509)	67,078
Commodity hedge
Swap US-CPI (standing wood)	US$	646,068	679,485	354,900	268,547
Swap VLSFO/Brent	US$	37,757	365	15,759	(92)
				370,659	268,455
				(6,775,980)	(1,818,941)

4.5.4.Fair value settled amounts

The settled derivatives positions are set forth below:

	December 31,	December 31,
	2020	2019
Operational hedge
Zero cost collar (R$ x U.S.$)	(2,268,158)	(104,040)
NDF (R$ x U.S.$)	(60,815)	63,571
	(2,328,973)	(40,469)
Commodity hedge
Swap Bunker (oil)	(85,468)	3,804
	(85,468)	3,804
Debt hedge
Swap CDI x Fixed (U.S.$)	(1,888,906)	(68,362)
Swap IPCA x CDI	10,601	23,024
Swap IPCA x USD	10,054
Swap Pre-Fixed to U.S.$ (U.S.$)	59,351	(26,358)
Swap LIBOR x Fixed (U.S.$)	(242,299)	(27,088)
	(2,051,199)	(98,784)
	(4,465,640)	(135,449)

4.6.Fair value hierarchy

For the year ended on December 31, 2020, there were no changes between the 3 (three) levels of hierarchy and no transfers between levels 1, 2 and 3 during the periods disclosed.

	December 31,
	2020
	Level 1	Level 2	Level 3	Total
Assets
Fair value through profit or loss
Derivative financial instruments		1,341,420		1,341,420
Marketable securities	444,712	1,952,145		2,396,857
	444,712	3,293,565		3,738,277

Fair value through other comprehensive income
Other investments - CelluForce			26,338	26,338
			26,338	26,338

Biological assets			11,161,210	11,161,210
			11,161,210	11,161,210
Total assets	444,712	3,293,565	11,187,548	14,925,825

Liabilities
Fair value through profit or loss
Derivative financial instruments		8,117,400		8,117,400
		8,117,400		8,117,400
Total liabilities		8,117,400		8,117,400

	December 31,
	2019
	Level 1	Level 2	Level 3	Total
Assets
Fair value through profit or loss
Derivative financial instruments		1,098,972		1,098,972
Marketable securities	1,631,319	4,699,015		6,330,334
	1,631,319	5,797,987		7,429,306

Fair value through other comprehensive income
Other investments - CelluForce			20,048	20,048
			20,048	20,048

Biological assets			10,571,499	10,571,499
			10,571,499	10,571,499
Total assets	1,631,319	5,797,987	10,591,547	18,020,853

Liabilities
Fair value through profit or loss
Derivative financial instruments		2,917,913		2,917,913
		2,917,913		2,917,913
Total liabilities		2,917,913		2,917,913

4.7.Capital management

The main objective is to strengthen its capital structure, aiming to maintain an adequate financial leverage, and to mitigate risks that may affect the availability of capital in business development.

The Company monitors constantly significant indicators, such as, consolidated financial leverage, which is the ratio of total net debt to its adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization (“Adjusted EBITDA”).